Unsecured Exchangeable Senior Notes (Schedule of Unsecured Exchangeable Senior Notes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Aug. 19, 2008	Aug. 13, 2008
Debt Disclosure [Abstract]
Coupon/Stated Rate (percent)	3.625%
Effective Rate (percent)	4.037%	[1]
Exchange Rate (in shares)	8.6974	[2]
Principal Amount	$ 747,500,000
Net unamortized discount	(182,000)		(1,653,000)
Adjustment for the equity component allocation, net of accumulated amortization	(2,438,000)		(25,500,000)
Total	744,880,000		1,170,356,000
Maturity date	Feb. 15, 2014
Initial exchange rate (in shares)				8.5051
Initial exchange on principal amount of note	1,000			1,000
Initial exchange price (in dollars per share)				$ 117.58
Revised exchange price due to capped call transaction (in dollars per share)				$ 137.17
Premium over closing price (percent)				40.00%
Closing price per share of common stock (in dollars per share)					$ 97.98
Net cost of capped call transaction				$ 44,400,000
Effective exchange price (in dollars per share)	$ 130.21
Revised exchange price due to special dividend	$ 114.98
Revised exchange rate	8.6974

[1]	Yield on issuance date including the effects of discounts on the notes but excluding the effects of the adjustment for the equity component allocation.
[2]	The initial exchange rate is 8.5051 shares per $1,000 principal amount of the notes (or an initial exchange price of approximately $117.58 per share of Boston Properties, Inc.’s common stock). In addition, the Company entered into capped call transactions with affiliates of certain of the initial purchasers, which are intended to reduce the potential dilution upon future exchange of the notes. The capped call transactions were intended to increase the effective exchange price to the Company of the notes from $117.58 to approximately $137.17 per share (subject to adjustments), representing an overall effective premium of approximately 40% over the closing price on August 13, 2008 of $97.98 per share of Boston Properties, Inc.’s common stock. The net cost of the capped call transactions was approximately $44.4 million. In connection with the special dividend declared on November 27, 2013, the exchange rate of 8.5051 was adjusted to 8.6974 shares per $1,000 principal amount of notes effective as of December 31, 2013, resulting in an exchange price of approximately $114.98 per share of Boston Properties, Inc.'s common stock. As of December 31, 2013, the effective exchange price was $130.21 per share. The Company repaid the notes on February 18, 2014 (See Note 20).